Assets and Liabilities for insurance and reinsurance contracts - Summary of CSM movement for insurance contract portfolios (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual Service Margin as of January 1	S/ 599,799
Insurance service result	(178,392)	S/ (252,854)	S/ (272,079)
Total changes in the statement of income	67,062	(46,697)
Balance as of December 31	742,870	599,799
Contractual service margin [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual Service Margin as of January 1	599,799	491,244
Contractual service margin recognized for services provided	(80,622)	(70,761)
Contracts initially recognized in the period	289,323	252,526
Changes in estimates that adjust the contractual service margin	(98,705)	(93,177)
Insurance service result	109,996	88,588
Insurance financial expenses	37,712	27,688
Effect of movements in exchange difference	(4,637)	(7,721)
Total changes in the statement of income	143,071	108,555
Balance as of December 31	S/ 742,870	S/ 599,799	S/ 491,244